Fees Summary	Jan. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 674,000
Previously Paid Amount	0.00
Total Fee Amount	103.19
Total Offset Amount	0.00
Net Fee	103.19
Narrative - Max Aggregate Offering Price	$ 674,000
Final Prospectus	true